Long-Term Debt - Loans And Credit Facilities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	2 Months Ended		11 Months Ended	3 Months Ended	6 Months Ended	11 Months Ended	0 Months Ended	11 Months Ended	10 Months Ended	11 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 30, 2012 Pegasus	Mar. 06, 2012 Pegasus	Feb. 26, 2007 Pegasus	Nov. 18, 2013 Pegasus	Apr. 05, 2012 Lance	Jul. 06, 2007 Lance	Nov. 18, 2013 Lance	Jan. 11, 2008 Seacrown	Nov. 18, 2013 Seacrown	Nov. 14, 2013 Credit Suisse Senior Secured Revolving Credit Facility	Nov. 18, 2013 Credit Suisse Senior Secured Revolving Credit Facility	Dec. 31, 2013 Credit Suisse Senior Secured Revolving Credit Facility
Debt Instrument
Principal amount				$ 150,000		$ 129,750		$ 70,000	$ 123,000		$ 128,000		$ 262,125
Line of credit facility, duration				Five-year term loan facility		Ten year term credit facility		Five-year term credit facility	Ten-year term credit facility		Twelve-year term credit facility
Line of credit facility, frequency of payments				Twenty equal consecutive quarterly installments plus a balloon payment payable together with the last installment.		Forty equal consecutive quarterly installments, plus a balloon installment payable together with the last installment.		Twenty equal consecutive quarterly installments.	Forty equal consecutive quarterly installments, plus a balloon installment payable together with the last installment.		Forty eight equal consecutive quarterly installments, plus a balloon payment payable together with the last installment.		The amount available under the Facility will be reduced each quarter for 14 consecutive quarters by $5,000 for the first 13 quarters and by approximately $197,125 for the fourteenth quarter ending on June 30, 2017. In case that the aggregate outstanding amount of the Facility is greater than the amount available under the Facility as reducing from time to time, the amount exceeded shall be repaid at that point of time.
Line of revolving credit facility, reduction terms													5,000
Debt instrument, periodic payment				3,500		1,800		3,500	1,710		2,125
Debt instrument, periodic payment terms, balloon payment to be paid				80,000		57,750			54,600		26,000		197,125
Loan repayment to bank							129,000			138,000		79,100
Credit facility amount drawn down					150,000									214,085
Non-compliance total outstanding balance	0	380,715
Debt instrument, description of variable rate basis													LIBOR
Weighted average interest rate	2.40%	2.30%
Total interest incurred on long-term debt	8,248	8,551	3,794
Line of credit facility, remaining borrowing capacity															48,000
Line of credit facility, commitment fee amount	$ 327	$ 372	$ 54